Note 13 - Employee Benefits	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Compensation and Employee Benefit Plans [Text Block]
13.	EMPLOYEE BENEFITS

Retirement Plan

The Bank maintains section 401(k) employee savings and investment plans for all full-time employees and officers of the Bank with more than one year of service. The Bank's contributions to the plans are based on 50 percent matching of voluntary contributions up to 6 percent of compensation. An eligible employee can contribute up to 100 percent of salary. Employee contributions are vested at all times, and MBC contributions are fully vested after six years beginning at the second year in 20 percent increments. EB contributions are vested at 25 percent for less than a year of employment, 50 percent after one year, 75 percent after two years, and fully vested after three years. Contributions for 2013, 2012, and 2011 to these plans amounted to $155,000, $125,000, and $104,000, respectively.

Supplemental Retirement Plan

MBC maintains a Directors’ Retirement Plan to provide postretirement payments over a ten-year period to members of the Board of Directors who have completed five or more years of service. The plan requires payment of 25 percent of the final average annual board fees paid to a director in the three years preceding the director’s retirement.

The following table illustrates the components of the projected payments for the Directors’ Retirement Plan for the years ended:

Projected Payments
2014	$34,000
2015	34,000
2016	29,000
2017	23,000
2018	18,000
Thereafter	23,000
Total	$161,000

The retirement plan is available solely for nonemployee directors of The Middlefield Banking Company, but the Bank has not entered into any additional retirement arrangements for nonemployee directors since 2001. All director participants have retired.

Executive Deferred Compensation Plan

The Company maintains an Executive Deferred Compensation Plan (the “Plan”) to provide post-retirement payments to members of senior management. The Plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to five officers, with contributions made solely by the Banks. During 2013, 2012, and 2011, the Company contributed $120,000, $139,000, and $91,000, respectively, to the Plan.

Stock Option and Restricted Stock Plan

The Company maintains a stock option and restricted stock plan (“the Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company. A total of 160,000 shares of authorized and unissued or issued common stock are reserved for issuance under the Plan, which expires ten years from the date of stockholder ratification. The per share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted.

The following table presents share data related to the outstanding options:

		Weighted-		Weighted-
		average		average
		Exercise		Exercise
	2013	Price	2012	Price

Outstanding, January 1	$79,693	$27.25	$88,774	$26.81
Granted	-	-	-	-
Exercised	(21,112)	$24.11	-	-
Forfeited	-	-	(9,081)	22.94

Outstanding, December 31	$58,581	$28.38	$79,693	$27.25

Exercisable, December 31	$58,581	$28.38	$79,693	$27.25

The following table summarizes the characteristics of stock options at December 31, 2013:

		Outstanding			Exercisable
			Contractual	Average		Average
	Exercise		Average	Exercise		Exercise
Grant Date	Price	Shares	Life	Price	Shares	Price

May 12, 2004	27.35	907	0.36	27.35	907	27.35
December 13, 2004	30.45	11,223	0.95	30.45	11,223	30.45
December 14, 2005	36.73	7,163	1.95	36.73	7,163	36.73
December 10, 2006	40.24	3,150	2.94	40.24	3,150	40.24
April 19, 2007	37.33	3,639	3.29	37.33	3,639	37.73
May 16, 2007	37.48	1,337	3.37	37.48	1,337	37.48
December 10, 2007	37.00	2,450	3.94	37.00	2,450	37.00
January 2, 2008	36.25	1,337	4.00	36.25	1,337	36.25
November 10, 2008	23.00	18,500	4.86	23.00	18,500	23.00
May 9, 2011	17.55	8,875	7.35	17.55	8,875	17.55

		58,581			58,581

For the years ended December 31, 2013, 2012, and 2011, the Company granted 0, 1,722, and 2,400 shares, respectively, of common stock under the Omnibus Equity Plan. The Company recognizes compensation expense in the amount of fair value of the common stock at the grant date and as an addition to stockholders’ equity.